UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
Premier Growth Institutional Fund
Portfolio of Investments
July 31, 2006 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------   ------   ------------
COMMON STOCKS - 99.6%
Technology - 26.1%
Communication Equipment - 6.1%
Corning, Inc. (a)                                          75,200   $ 1,434,064
Juniper Networks, Inc. (a)                                 58,300       784,135
QUALCOMM, Inc.                                             66,500     2,344,790
                                                                    -----------
                                                                      4,562,989
                                                                    -----------
Computer Hardware/Storage - 5.9%
Apple Computer, Inc. (a)                                   64,100     4,356,236
                                                                    -----------
Computer Peripherals - 1.5%
Network Appliance, Inc. (a)                                36,800     1,092,592
                                                                    -----------
Internet Media - 8.2%
Google, Inc.-Class A (a)                                    9,365     3,620,509
Yahoo! Inc. (a)                                            92,700     2,515,878
                                                                    -----------
                                                                      6,136,387
                                                                    -----------
Semiconductor Components - 4.4%
Advanced Micro Devices, Inc. (a)                           76,900     1,491,091
Broadcom Corp.-Class A (a)                                 62,950     1,510,170
Nvidia Corp. (a)                                           12,700       281,051
                                                                    -----------
                                                                      3,282,312
                                                                    -----------
                                                                     19,430,516
                                                                    -----------
Health Care - 23.8%
Biotechnology - 7.0%
Amgen, Inc. (a)                                             4,100       285,934
Genentech, Inc. (a)                                        35,900     2,901,438
Gilead Sciences, Inc. (a)                                  32,900     2,022,692
                                                                    -----------
                                                                      5,210,064
                                                                    -----------
Drugs - 2.7%
Teva Pharmaceutical Industries Ltd. (ADR)                  61,800     2,044,344
                                                                    -----------
Medical Products - 3.3%
Alcon, Inc.                                                21,900     2,418,198
                                                                    -----------
Medical Services - 10.8%
Caremark Rx, Inc.                                          38,300     2,022,240
Medco Health Solutions, Inc. (a)                           15,100       895,883
UnitedHealth Group, Inc.                                   21,800     1,042,694
WellPoint, Inc. (a)                                        54,600     4,067,700
                                                                    -----------
                                                                      8,028,517
                                                                    -----------
                                                                     17,701,123
                                                                    -----------

Finance - 17.4%
Banking - Money Center - 4.7%
JPMorgan Chase & Co.                                       39,000     1,779,180
UBS AG                                                     30,600     1,664,640
                                                                    -----------
                                                                      3,443,820
                                                                    -----------
Banking - Regional - 0.8%
Northern Trust Corp.                                       10,500       599,550
                                                                    -----------
Brokerage & Money Management - 8.4%
Franklin Resources, Inc.                                   19,100     1,746,695
Goldman Sachs Group, Inc.                                   9,250     1,412,938
Legg Mason, Inc.                                           21,200     1,769,564
Merrill Lynch & Co., Inc.                                  18,200     1,325,324
                                                                    -----------
                                                                      6,254,521
                                                                    -----------
Insurance - 2.3%
American International Group, Inc.                         28,500     1,729,095
                                                                    -----------
Miscellaneous - 1.2%
Nasdaq Stock Market, Inc. (a)                              16,000       440,480
NYSE Group, Inc. (a)(b)                                     7,500       466,425
                                                                    -----------
                                                                        906,905
                                                                    -----------
                                                                     12,933,891
                                                                    -----------
Energy - 9.4%
Oil Service - 9.4%
Baker Hughes, Inc.                                          8,600       687,570
GlobalSantaFe Corp.                                        20,700     1,137,051
Halliburton Co.                                            98,300     3,279,288
Nabors Industries Ltd. (a)(b)                              31,200     1,101,984
Schlumberger, Ltd.                                         11,700       782,145
                                                                    -----------
                                                                      6,988,038
                                                                    -----------
Consumer Services - 8.5%
Cellular Communications - 1.2%
America Movil SA de CV Series L (ADR)                      25,800       923,124
                                                                    -----------
Restaurants & Lodging - 3.3%
Hilton Hotels Corp.                                        19,400       464,242
Las Vegas Sands Corp. (a)                                   6,300       390,789
McDonald's Corp.                                           33,800     1,196,182
Starwood Hotels & Resorts Worldwide, Inc.                   6,900       362,802
                                                                    -----------
                                                                      2,414,015
                                                                    -----------
Retail - General Merchandise - 4.0%
eBay, Inc. (a)                                             20,000       481,400
Lowe's Cos, Inc.                                           43,000     1,219,050
Target Corp.                                               27,400     1,258,208
                                                                    -----------
                                                                      2,958,658
                                                                    -----------
                                                                      6,295,797
                                                                    -----------
Consumer Staples - 5.4%
Household Products - 4.1%
Procter & Gamble Co.                                       55,000     3,091,000
                                                                    -----------

Retail - Food & Drug - 1.3%
Walgreen Co.                                               12,200       570,716
Whole Foods Market, Inc. (b)                                6,400       368,064
                                                                    -----------
                                                                        938,780
                                                                    -----------
                                                                      4,029,780
                                                                    -----------
Aerospace & Defense - 4.8%
Aerospace - 4.8%
Boeing Co.                                                 39,300     3,042,606
Rockwell Collins, Inc.                                     10,100       539,037
                                                                    -----------
                                                                      3,581,643
                                                                    -----------
Basic Industry - 1.9%
Chemicals - 1.9%
Monsanto Co.                                               33,600     1,444,464
                                                                    -----------
Capital Goods - 1.3%
Electrical Equipment - 0.8%
Emerson Electric Co.                                        7,700       607,684
                                                                    -----------
Miscellaneous - 0.5%
United Technologies Corp.                                   5,800       360,702
                                                                    -----------
                                                                        968,386
                                                                    -----------
Multi Industry Companies - 0.5%
Textron, Inc.                                               4,500       404,595
                                                                    -----------
Transportation - 0.5%
Railroad - 0.5%
CSX Corp.                                                   5,700       345,876
                                                                    -----------
Total Common Stocks
      (cost $64,359,143)                                             74,124,109
                                                                    -----------

                                                        Principal
                                                         Amount
                                                          (000)
                                                       ----------
SHORT TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Euro Dollar
      4.60%, 8/01/06
      (cost $808,000)                                  $      808       808,000
                                                                    -----------
Total Investments Before Security Lending
Collateral - 100.7%
   (cost $65,167,143)                                                74,932,109
                                                                    -----------
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED - 1.9%
Short-Term Investments - 1.9%
UBS Private Money Market Fund, LLC,
   5.20%                                                 Shares
                                                       ----------
   (cost $1,436,293)                                    1,436,293     1,436,293
                                                                    -----------

Total Investments - 102.6%
   (cost $66,603,436)                                                76,368,402
Other assets less liabilities - (2.6)%                               (1,951,026)
                                                                    -----------
Net Assets - 100.0%                                                 $74,417,376
                                                                    ===========

(a)  Non-income producing security.

(b)  Represents entire or partial securities out on loan.

     Glossary:

     ADR   - American Depositary Receipt

     Please Note: The sector classifications presented herein are based based on the sector categorization methology of the Adviser.

AllianceBernstein
Real Estate Investment Institutional Fund
Portfolio of Investments
July 31, 2006 (unaudited)

Company                                                Shares     U.S. $ Value
-----------------------------------------            ---------   --------------
COMMON STOCKS - 96.0%
Real Estate Investment Trusts - 96.0%
Apartments - 19.3%
Archstone-Smith Trust                                  533,700   $   28,003,239
AvalonBay Communities, Inc.                            418,800       48,966,096
Camden Property Trust                                  498,500       38,110,325
Equity Residential                                     932,600       43,375,226
Essex Property Trust, Inc.                             108,300       12,680,847
Mid-America Apartment Communities, Inc.                365,400       20,871,648
United Dominion Realty Trust, Inc.                     351,400        9,786,490
                                                                 --------------
                                                                    201,793,871
                                                                 --------------
Diversified & Others - 6.3%
BioMed Realty Trust, Inc.                              168,000        5,008,080
Forest City Enterprises, Inc.-Class A                  333,900       16,661,610
Vornado Realty Trust                                   423,300       44,256,015
                                                                 --------------
                                                                     65,925,705
                                                                 --------------
Health Care - 2.0%
Ventas, Inc.                                           576,000       20,580,480
                                                                 --------------
Lodging - 11.0%
Equity Inns, Inc.                                      702,000       11,070,540
FelCor Lodging Trust, Inc.                             701,200       15,426,400
Host Hotels & Resorts, Inc.                          1,617,815       34,330,034
LaSalle Hotel Properties                               213,900        8,836,209
Starwood Hotels & Resorts Worldwide, Inc.              134,600        7,077,268
Strategic Hotels & Resorts, Inc.                       849,600       16,949,520
Sunstone Hotel Investors, Inc.                         748,800       21,235,968
                                                                 --------------
                                                                    114,925,939
                                                                 --------------
Office - 20.1%
Alexandria Real Estate Equities, Inc.                  385,500       36,398,910
Boston Properties, Inc.                                455,900       44,769,380
Brookfield Properties Corp.                            487,050       16,243,118
Corporate Office Properties Trust                      812,700       36,571,500
Equity Office Properties Trust                         388,750       14,737,513
Maguire Properties, Inc.                               796,550       29,798,935
Reckson Associates Realty Corp.                        177,600        7,908,528
SL Green Realty Corp.                                  209,200       23,911,560
                                                                 --------------
                                                                    210,339,444
                                                                 --------------
Regional Malls - 11.5%
General Growth Properties, Inc.                        683,730       31,205,437
Macerich Co.                                           101,600        7,391,400
Simon Property Group, Inc.                             773,600       66,166,008
Taubman Centers, Inc.                                  365,500       15,168,250
                                                                 --------------
                                                                    119,931,095
                                                                 --------------
Self Storage - 4.9%
Public Storage, Inc.                                   634,000       50,903,860
                                                                 --------------
Shopping Centers - 10.8%
Developers Diversified Realty Corp.                    329,200       17,375,176
Federal Realty Invs Trust                              280,900       20,379,295
Kimco Realty Corp.                                     997,600       39,145,824
Regency Centers Corp.                                  365,000       23,403,800
Tanger Factory Outlet Centers                          386,500       12,715,850
                                                                 --------------
                                                                    113,019,945
                                                                 --------------
Specialty - 2.5%
Digital Realty Trust, Inc.                             960,400       26,247,732
                                                                 --------------
Warehouse & Industrial - 7.6%
AMB Property Corp.                                     194,100       10,176,663
First Potomac Realty Trust                             254,400        7,196,976
ProLogis Trust                                       1,115,263       61,729,807
                                                                 --------------
                                                                     79,103,446
                                                                 --------------
Total Common Stocks
   (cost $668,200,331)                                            1,002,771,517
                                                                 --------------

                                                     Principal
                                                        Amount
                                                         (000)
                                                     ---------
SHORT TERM INVESTMENTS - 4.0%
Time Deposit - 4.0%
State Street Euro Dollar
   4.60%, 8/01/06
   (cost $41,921,000)                                  $41,921       41,921,000
Total Investments - 100.0%
   (cost $710,121,331)                                            1,044,692,517
Other assets less liabilities - 0.0%                                    (36,059)
                                                                 --------------
Net Assets - 100.0%                                              $1,044,656,458
                                                                 --------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006